Balance Sheet Components - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment under capital lease, included under computer equipment	$ 865,000		$ 865,000	$ 729,000
Accumulated depreciation	7,456,000		6,152,000	4,580,000
Depreciation and amortization expense	65,000	58,000	3,600,000	2,500,000	963,000
Product development costs capitalized	1,600,000	315,000
Amortization expense for product development costs	199,000	274,000
Capital lease expense
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 557,000		$ 492,000	$ 215,000